Related-Party Transactions - Changes in Loans Outstanding to Related Parties (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Related Party Transactions [Abstract]
Beginning balance	$ 2,754
New loans/advances	3,649
Effect of changes in composition of related parties	0
Repayments	(1,371)
Ending balance	$ 5,032